SCHEDULE OF UNRECOGNIZED TAX BENEFITS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Beginning balance	$ 190,229	$ 49,646
Additions based on tax positions related to the prior year	30,897	110,681
Additions based on tax positions related to the current year	28,391	29,902
Ending balance	$ 249,517	$ 190,229